Ordinary shares	12 Months Ended
Dec. 31, 2025
Ordinary shares
Ordinary shares

17.  Ordinary shares

ZKH Group Limited was incorporated under the laws of the Cayman Islands on April 26, 2021. The Company authorized 500,000,000,000 ordinary shares with par value of US$0.0000001 per shares, among which 5,658,952,794 and 5,682,357,714 shares were issued and 5,601,860,619 and 5,563,528,436 shares were outstanding as of December 31, 2024 and 2025, respectively.

On December 15, 2023, the Company completed its IPO and issued a total of 4,000,000 ADSs, with one ADSs representing thirty-five Class A ordinary shares of the Company with par value of US$0.0000001 per share. The Company received a total of approximately US$62,000 thousand of net proceeds after deducting the underwriter commissions. On January 16, 2024, the Company further issued a total of 455,000 ADSs, with one ADSs representing thirty-five Class A ordinary shares of the Company with par value of US$0.0000001 per share, for the Overallotment. The Company received a total of approximately US$6,559 thousand of net proceeds after deducting the underwriter commissions.

In June 2024, the board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to US$50 million of its American Depositary Shares over the next 12 months, ending on June 13, 2025. In June 2025, the board of directors of the Company authorized a new share repurchase program under which the Company may repurchase up to US$50 million worth of its shares (including American Depositary Shares) over the next 12 months, ending on June 13, 2026. During the years ended 31 December 2024 and 2025,1,631,205 and 3,395,122 ADSs were purchased at an aggregate consideration of approximately RMB40,758 and RMB81,759 thousand under share repurchase program.

The number of outstanding shares as of December 31, 2024 has been revised from the previously reported 5,658,952,794 to 5,601,860,619. This is a disclosure-only revision with no material impact on the previously issued financial statements.